Quarterly Report
September 30, 2024
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 2.4%
Boeing Co., 2.196%, 2/04/2026	$288,000	$277,341
Boeing Co., 5.15%, 5/01/2030	473,000	474,136
Boeing Co., 6.388%, 5/01/2031 (n)	204,000	216,921
Boeing Co., 5.805%, 5/01/2050	1,095,000	1,057,900
General Dynamics Corp., 3.625%, 4/01/2030	488,000	477,037
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	298,000	311,275
TransDigm, Inc., 6.875%, 12/15/2030 (n)	621,000	650,296
		$3,464,906
Asset-Backed & Securitized – 3.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.121%, 11/15/2054 (i)	$3,808,761	$169,375
ACREC 2021-FL1 Ltd., “A”, FLR, 6.278% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	452,503	451,221
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.91% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	172,195
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	83,698	83,917
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.559% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	31,824	57,051
BDS 2021-FL7 Ltd., “B”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	163,500	161,995
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.369%, 7/15/2054 (i)	6,979,357	390,551
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	157,051	160,602
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)	151,693	155,106
JPMorgan Chase Commercial Mortgage Securities Corp., 5.757%, 7/15/2042 (n)	1,422	1,401
KREF 2018-FT1 Ltd., “A”, FLR, 6.267% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	287,417	285,084
KREF 2018-FT1 Ltd., “AS”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	308,610
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	164,702	165,183
MF1 2022-FL8 Ltd., “A”, FLR, 6.314% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	481,283	478,176
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.702% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	452,279
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	171,680	171,578
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	158,917	160,987
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	126,924	128,219
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	164,284	166,892
PFP III 2021-8 Ltd., “AS”, FLR, 6.461% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	520,484	520,159
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	178,794	179,670
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	8,640	8,641
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	174,157	177,378
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	171,000	173,333
		$5,179,603
Automotive – 1.5%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$247,541
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	267,806
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	259,363
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	299,848
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	257,551
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	245,000	208,648
Hyundai Capital America, 5.45%, 6/24/2026 (n)	399,000	405,653
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	265,307
		$2,211,717
Broadcasting – 1.0%
Discovery Communications LLC, 4.125%, 5/15/2029	$225,000	$212,702
Walt Disney Co., 3.5%, 5/13/2040	670,000	570,567
Walt Disney Co., 4.75%, 9/15/2044	72,000	69,353
Walt Disney Co., 3.6%, 1/13/2051	430,000	343,677
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	312,000	277,160
		$1,473,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$246,000	$256,845
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	341,000	372,769
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	407,000	403,926
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	499,485
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	200,000	209,531
		$1,742,556
Building – 0.5%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/2029 (n)	$54,000	$53,404
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	190,000	201,267
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	134,866
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	289,408
		$678,945
Business Services – 1.3%
Fiserv, Inc., 2.25%, 6/01/2027	$374,000	$355,848
Fiserv, Inc., 4.4%, 7/01/2049	434,000	383,643
Mastercard, Inc., 4.35%, 1/15/2032	490,000	492,411
Mastercard, Inc., 4.55%, 1/15/2035	340,000	341,551
Visa, Inc., 3.65%, 9/15/2047	314,000	262,166
		$1,835,619
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$764,000	$790,786
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	333,000	279,596
Comcast Corp., 2.887%, 11/01/2051	310,000	208,310
Videotron Ltd., 3.625%, 6/15/2029 (n)	626,000	597,321
		$1,876,013
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$579,000	$558,218
Computer Software – 0.7%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$283,456
Microsoft Corp., 2.525%, 6/01/2050	124,000	85,117
Microsoft Corp., 2.5%, 9/15/2050	487,000	329,974
Oracle Corp., 5.55%, 2/06/2053	342,000	349,986
		$1,048,533
Computer Software - Systems – 0.4%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$500,815
Conglomerates – 1.8%
Ingersoll Rand, Inc., 5.45%, 6/15/2034	$171,000	$179,940
nVent Finance S.à r.l., 5.65%, 5/15/2033	408,000	424,484
Regal Rexnord Corp., 6.05%, 4/15/2028	348,000	361,822
Regal Rexnord Corp., 6.3%, 2/15/2030	425,000	452,022
Regal Rexnord Corp., 6.4%, 4/15/2033	303,000	324,063
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	267,000	263,589
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	235,955
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	257,000	271,657
		$2,513,532
Consumer Products – 1.4%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$355,558
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	114,000	111,488
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	161,000	167,285
Kenvue, Inc., 5%, 3/22/2030	263,000	274,754
Kenvue, Inc., 5.1%, 3/22/2043	323,000	334,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Kenvue, Inc., 5.05%, 3/22/2053	$299,000	$307,217
Mattel, Inc., 3.75%, 4/01/2029 (n)	497,000	474,910
		$2,025,277
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$709,000	$761,445
Service Corp. International, 5.75%, 10/15/2032	278,000	279,820
		$1,041,265
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$645,000	$668,934
Electronics – 1.2%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$285,333
Intel Corp., 5.7%, 2/10/2053	390,000	384,218
Lam Research Corp., 4.875%, 3/15/2049	214,000	209,323
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	326,000	285,673
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	109,290
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	450,000	430,051
		$1,703,888
Emerging Market Quasi-Sovereign – 0.6%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$227,509
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054	251,000	235,363
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)	200,000	205,661
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)	211,000	213,642
		$882,175
Energy - Independent – 3.0%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$201,000	$205,191
Diamondback Energy, Inc., 5.75%, 4/18/2054	507,000	510,889
EQT Corp., 5.7%, 4/01/2028	112,000	115,886
EQT Corp., 3.625%, 5/15/2031 (n)	382,000	350,625
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	258,543
Occidental Petroleum Corp., 5.55%, 10/01/2034	223,000	226,386
Occidental Petroleum Corp., 4.4%, 4/15/2046	561,000	455,244
Occidental Petroleum Corp., 6.05%, 10/01/2054	189,000	191,882
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	408,000	424,456
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	143,000	145,307
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	82,413
Pioneer Natural Resources Co., 2.15%, 1/15/2031	684,000	600,894
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	639,000	703,060
		$4,270,776
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$259,181
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	293,113
		$552,294
Entertainment – 0.8%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$559,613
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	131,000	132,719
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	392,000	405,957
		$1,098,289
Financial Institutions – 1.6%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$205,921
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	356,029
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	427,000	450,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	$177,000	$187,461
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	132,287
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	250,174
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	725,000	744,477
		$2,326,410
Food & Beverages – 3.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$170,718
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	426,368
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	681,134
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	676,000	674,536
Constellation Brands, Inc., 4.75%, 5/09/2032	237,000	238,924
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	191,163
JBS USA Food Co., 6.5%, 12/01/2052	366,000	390,411
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	165,000	167,129
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	372,000	342,138
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	140,438
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	666,306
Mars, Inc., 4.55%, 4/20/2028 (n)	685,000	692,599
SYSCO Corp., 4.45%, 3/15/2048	320,000	282,366
US Foods Holding Corp., 5.75%, 4/15/2033 (n)	114,000	114,122
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	312,000	285,363
		$5,463,715
Gaming & Lodging – 2.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$432,807
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	447,000	455,471
Las Vegas Sands Corp., 5.9%, 6/01/2027	222,000	227,974
Las Vegas Sands Corp., 6.2%, 8/15/2034	347,000	363,353
Marriott International, Inc., 2.85%, 4/15/2031	392,000	352,875
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	260,000	268,016
Sands China Ltd., 2.85%, 3/08/2029	400,000	363,311
Sands China Ltd., 3.25%, 8/08/2031	314,000	275,902
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	228,000	225,783
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	472,000	461,490
		$3,426,982
Insurance – 1.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$686,000	$643,406
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	85,010
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	275,000	284,669
Lincoln National Corp., 5.852%, 3/15/2034	556,000	585,375
MetLife, Inc., 5.3%, 12/15/2034	460,000	483,220
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	585,424
		$2,667,104
Insurance - Health – 1.9%
Elevance Health, Inc., 5.375%, 6/15/2034	$351,000	$368,974
Elevance Health, Inc., 5.65%, 6/15/2054	477,000	503,382
Humana, Inc., 4.95%, 10/01/2044	291,000	270,123
Humana, Inc., 5.5%, 3/15/2053	93,000	91,813
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	276,279
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	387,176
UnitedHealth Group, Inc., 5.5%, 7/15/2044	374,000	395,800
UnitedHealth Group, Inc., 5.875%, 2/15/2053	391,000	432,815
		$2,726,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$165,000	$167,672
American International Group, Inc., 5.125%, 3/27/2033	601,000	619,356
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	437,000	487,867
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	444,926
Brown & Brown, Inc., 5.65%, 6/11/2034	416,000	436,454
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	315,255
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	177,000	183,386
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	372,978
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	324,000	339,846
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	265,000	278,143
		$3,645,883
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$525,871
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	600,988
		$1,126,859
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$792,788
Machinery & Tools – 1.6%
AGCO Corp., 5.8%, 3/21/2034	$579,000	$605,458
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	204,672
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	210,653
CNH Industrial Capital LLC, 5.5%, 1/12/2029	481,000	502,070
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	693,807
		$2,216,660
Major Banks – 15.3%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$680,076
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	351,000	341,454
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	209,424
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	260,000	231,886
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	261,000	281,582
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	649,000	665,292
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	651,000	570,958
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	416,000	428,848
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	593,535
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	219,885
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	466,443
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	520,079
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	209,000	208,761
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	369,829
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	520,228
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	798,414
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	646,714
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	513,022
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	312,778
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,025,665
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	257,131
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	787,011
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	401,126
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	593,000	568,206
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	244,188
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	277,606
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	144,025
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	339,000	353,528
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	599,797
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	303,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Group PLC, 5.583%, 3/01/2028	$297,000	$304,660
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	200,000	218,186
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	683,515
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	290,000	296,768
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	281,991
Regions Financial Corp., 5.502%, 9/06/2035	579,000	589,209
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	722,573
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	648,141
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	335,963
Toronto-Dominion Bank, 4.693%, 9/15/2027	647,000	657,266
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,055,118
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	700,000	609,484
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	200,000	235,867
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	684,190
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	192,233
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	420,000	417,338
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	342,000	355,818
		$21,829,102
Medical & Health Technology & Services – 2.2%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$593,000	$541,097
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	186,317
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	267,295
HCA, Inc., 5.45%, 9/15/2034	554,000	570,032
ICON Investments Six DAC, 5.809%, 5/08/2027	560,000	577,838
IQVIA, Inc., 6.25%, 2/01/2029	394,000	418,790
Marin General Hospital, 7.242%, 8/01/2045	272,000	335,186
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	185,496
		$3,082,051
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$343,905
Stryker Corp., 4.625%, 9/11/2034	480,000	482,093
		$825,998
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$360,249
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	559,000	522,332
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	279,000	275,144
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	592,368
Vale Overseas Ltd., 6.4%, 6/28/2054	330,000	347,631
		$2,097,724
Midstream – 4.4%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$105,000	$107,564
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	287,712
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	348,000	391,940
Enbridge, Inc., 5.95%, 4/05/2054	292,000	308,826
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	472,000	527,931
Energy Transfer LP, 4%, 10/01/2027	285,000	282,139
Energy Transfer LP, 5.95%, 5/15/2054	262,000	268,144
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	360,000	367,749
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	303,000	296,416
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	465,497	445,107
Plains All American Pipeline LP, 4.65%, 10/15/2025	474,000	473,247
Plains All American Pipeline LP, 3.55%, 12/15/2029	354,000	336,708
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	383,570
Targa Resources Corp., 4.2%, 2/01/2033	374,000	354,138
Targa Resources Corp., 4.95%, 4/15/2052	551,000	495,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 6.25%, 7/01/2052	$200,000	$215,255
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	146,756
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	214,000	198,962
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	326,000	330,443
		$6,218,514
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$297,157
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	304,182
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	415,000	439,660
		$1,040,999
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$495,000	$485,835
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	437,233
		$923,068
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$693,424	$593,376
Other Banks & Diversified Financials – 3.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$778,000	$832,340
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	210,862
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	541,000	573,486
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	419,317
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	207,687
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	680,643
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	250,000	299,752
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	167,591
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032	205,000	216,960
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	147,000	145,809
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	273,000	277,489
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	318,000	345,604
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	266,395
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	425,296
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	350,000	358,475
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	135,000	142,221
		$5,569,927
Pharmaceuticals – 2.0%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$493,676
AbbVie, Inc., 5.4%, 3/15/2054	271,000	287,357
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	231,000	244,766
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	144,000	152,551
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	200,123
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	294,816
Pfizer, Inc., 2.55%, 5/28/2040	188,000	140,897
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	660,000	691,217
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	367,405
		$2,872,808
Pollution Control – 0.4%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$211,354
Waste Management, Inc., 4.625%, 2/15/2033	325,000	330,708
		$542,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$433,229
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	545,000	574,143
		$1,007,372
Railroad & Shipping – 0.9%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$509,616
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	292,000	314,953
Canadian Pacific Railway Co., 3.1%, 12/02/2051	558,000	398,331
		$1,222,900
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$377,000	$371,394
Boston Properties LP, REIT, 2.75%, 10/01/2026	300,000	289,187
Boston Properties LP, REIT, 2.45%, 10/01/2033	225,000	180,041
Corporate Office Property LP, REIT, 2%, 1/15/2029	533,000	473,512
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	478,000	418,242
		$1,732,376
Real Estate - Other – 1.8%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	$304,000	$312,108
EPR Properties, REIT, 3.6%, 11/15/2031	659,000	587,452
Extra Space Storage LP, 5.5%, 7/01/2030	246,000	257,160
Lexington Realty Trust Co., 2.375%, 10/01/2031	521,000	436,336
Prologis LP, REIT, 5.125%, 1/15/2034	553,000	571,753
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	417,000	355,421
		$2,520,230
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$413,000	$432,183
STORE Capital Corp., REIT, 4.625%, 3/15/2029	124,000	121,550
STORE Capital Corp., REIT, 2.7%, 12/01/2031	835,000	709,223
		$1,262,956
Retailers – 1.5%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$543,000	$424,287
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	368,181
AutoZone, Inc., 4.75%, 8/01/2032	102,000	102,380
Home Depot, Inc., 4.85%, 6/25/2031	137,000	142,013
Home Depot, Inc., 3.3%, 4/15/2040	491,000	410,360
Home Depot, Inc., 3.9%, 6/15/2047	83,000	70,890
Parkland Corp., 6.625%, 8/15/2032 (n)	577,000	585,759
		$2,103,870
Specialty Chemicals – 0.8%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$250,935
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	120,392
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	169,000	148,217
International Flavors & Fragrances, Inc., 5%, 9/26/2048	474,000	436,368
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	223,000	158,282
		$1,114,194
Specialty Stores – 0.5%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$862,000	$658,688
Supermarkets – 0.5%
Kroger Co., 5%, 9/15/2034	$381,000	$384,177
Kroger Co., 5.5%, 9/15/2054	381,000	383,440
		$767,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.6%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$370,762
American Tower Corp., 5.45%, 2/15/2034	335,000	350,203
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	461,809
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	488,000	487,689
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	356,000	320,966
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	258,764
Rogers Communications, Inc., 4.55%, 3/15/2052	188,000	162,796
T-Mobile USA, Inc., 5.05%, 7/15/2033	279,000	285,973
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	424,703
Vodafone Group PLC, 5.625%, 2/10/2053	614,000	624,990
		$3,748,655
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$421,043
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	525,000	541,974
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	224,063
Philip Morris International, Inc., 5.125%, 2/15/2030	191,000	198,143
		$1,385,223
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$392,000	$402,521
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	564,000	601,012
		$1,003,533
U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$1,384,000	$1,077,898
U.S. Treasury Bonds, 3.875%, 5/15/2043	540,000	519,919
U.S. Treasury Bonds, 4.375%, 8/15/2043	417,000	428,777
U.S. Treasury Bonds, 4.75%, 11/15/2043	1,078,000	1,162,850
U.S. Treasury Bonds, 4.5%, 2/15/2044	279,000	291,119
U.S. Treasury Bonds, 4.625%, 5/15/2044	482,000	510,845
U.S. Treasury Bonds, 4.125%, 8/15/2044	283,000	280,789
U.S. Treasury Bonds, 2.875%, 5/15/2052	90,000	70,485
		$4,342,682
Utilities - Electric Power – 8.3%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$200,000	$174,375
Adani Transmission Ltd., 4%, 8/03/2026	415,000	402,552
Adani Transmission Ltd., 4.25%, 5/21/2036	159,305	139,636
AEP Transmission Co. LLC, 5.4%, 3/15/2053	166,000	171,979
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	183,188
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	159,025
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	120,977
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	90,125
DTE Energy Co., 4.95%, 7/01/2027	373,000	379,295
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	609,000	557,372
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	312,553
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	401,863
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	294,000	255,665
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	378,179
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	486,000	517,900
Eversource Energy, 5.5%, 1/01/2034	373,000	387,160
FirstEnergy Corp., 3.9%, 7/15/2027	426,000	421,575
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	390,593
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	180,340
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	246,572
Georgia Power Co., 4.7%, 5/15/2032	281,000	286,269
Georgia Power Co., 4.95%, 5/17/2033	411,000	422,504
Georgia Power Co., 5.125%, 5/15/2052	362,000	362,394

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	$645,000	$564,745
MidAmerican Energy Co., 5.85%, 9/15/2054	488,000	543,490
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	63,330
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	312,000	297,177
Pacific Gas & Electric Co., 5.45%, 6/15/2027	255,000	261,068
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	728,082
Pacific Gas & Electric Co., 6.4%, 6/15/2033	148,000	161,765
Pacific Gas & Electric Co., 4%, 12/01/2046	372,000	295,940
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	375,335
Southern California Edison Co., 4.5%, 9/01/2040	273,000	254,698
Southern California Edison Co., 3.65%, 2/01/2050	120,000	93,427
WEC Energy Group, Inc., 4.75%, 1/09/2026	759,000	762,233
Xcel Energy, Inc., 5.5%, 3/15/2034	528,000	549,150
		$11,892,531
Total Bonds		$140,078,033
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.07% (v)	1,305,353	$1,305,745

Other Assets, Less Liabilities – 0.8%		1,198,249
Net Assets – 100.0%		$142,582,027
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,305,745 and $140,078,033, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,118,513, representing 33.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	47	$9,787,383	December – 2024	$22,767
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	27	$3,353,062	December – 2024	$(14,359)
U.S. Treasury Note 5 yr	Short	USD	5	549,414	December – 2024	(858)

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	17	$2,262,594	December – 2024	$(25,531)
U.S. Treasury Ultra Note 10 yr	Short	USD	39	4,613,578	December – 2024	(1,407)
						$(42,155)
At September 30, 2024, the fund had liquid securities with an aggregate value of $198,602 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$4,342,682	$—	$4,342,682
Non - U.S. Sovereign Debt	—	2,801,822	—	2,801,822
Municipal Bonds	—	1,040,999	—	1,040,999
U.S. Corporate Bonds	—	87,789,337	—	87,789,337
Residential Mortgage-Backed Securities	—	862,105	—	862,105
Commercial Mortgage-Backed Securities	—	1,397,194	—	1,397,194
Asset-Backed Securities (including CDOs)	—	2,920,304	—	2,920,304
Foreign Bonds	—	38,923,590	—	38,923,590
Mutual Funds	1,305,745	—	—	1,305,745
Total	$1,305,745	$140,078,033	$—	$141,383,778
Other Financial Instruments
Futures Contracts – Assets	$22,767	$—	$—	$22,767
Futures Contracts – Liabilities	(42,155)	—	—	(42,155)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,505,110	$30,379,884	$30,579,336	$38	$49	$1,305,745
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,522	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	70.4%
Canada	4.9%
United Kingdom	4.1%
Australia	3.9%
Ireland	2.0%
Japan	1.8%
Italy	1.6%
Switzerland	1.3%
Bermuda	1.2%
Other Countries	8.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.